Document And Entity Information	Aug. 07, 2023
Document Information [Line Items]
Entity Registrant Name	ASURE SOFTWARE, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000884144
Document Period End Date	Aug. 07, 2023
Entity Emerging Growth Company	false
Entity File Number	1-34522
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2415696
Entity Address, Address Line One	405 Colorado Street, Suite 1800
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
Local Phone Number	437-2700
City Area Code	512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Share Purchase Rights
No Trading Symbol Flag	true
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	ASUR
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NASDAQ